REED SMITH LLP

1301 K. Street, N.W.

Suite 1100 – East Tower

Washington, D.C. 20005-3373

June 13, 2012

Sonny Oh

Staff Reviewer

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Mail Stop 4644

Washington, DC 20549-4644

RE: MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (“Company”) 1940 Act File No. 811-03365

Dear Mr. Oh:

At your request, this correspondence filing is being made to summarize substantive changes made on post-effective amendments filed on June 1, 2012 on behalf of the Company.

Very truly yours,

/s/Seana N. Banks

Paralegal